BORROWINGS - Schedule of Debt Maturities (Details) - USD ($) $ in Millions	Sep. 27, 2019	Sep. 28, 2018
Debt Disclosure [Abstract]
2020	$ 30.7
2021	34.3
2022	335.8
Total debt outstanding	400.8
Less: current maturities of long-term debt	(30.7)	$ (25.0)
Non-current portion of long -term debt	$ 370.1